Document and Entity Information	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2025
Entity Registrant Name	Phoenix Energy One, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-42868
Entity Tax Identification Number	83-4526672
Entity Address Address Line 1	18575 Jamboree Road
Entity Address Address Line 2	Suite 830
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92612
City Area Code	949
Local Phone Number	416-5037
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Cumulative Redeemable Preferred Shares
Trading Symbol	PHXE.P
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001818643
Amendment Flag	false